Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 742,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	102,580.68
Total Offset Amount	39,433.41
Net Fee	$ 63,147.27